INCOME TAXES (Details 1) - CAD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Amounts related to tax loss carry forwards, Canada	$ 19,543,000
United States [Member]
Statement [Line Items]
Amounts related to tax loss carry forwards, US	2,142,000	$ 1,618,000	$ 1,581,000
CA [Member]
Statement [Line Items]
Amounts related to tax loss carry forwards, Canada	$ 19,543,000	$ 16,836,000	$ 13,857,000